Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cost of Revenue [Abstract]
Content-related costs	¥ 269,313	$ 38,789	¥ 184,635	¥ 127,929
Depreciation and amortization	42,570	6,131	43,160	31,703
Bandwidth and internet data center	51,766	7,456	38,893	30,713
VAT and surcharges	349,373	50,320	269,491	191,153
Cost of sales, including tax	1,680,143	241,991	132,942	0
Cost of revenues	¥ 2,393,165	$ 344,687	¥ 669,121	¥ 381,498